Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,104,544
Proposed Maximum Offering Price per Unit	4.20
Maximum Aggregate Offering Price	$ 50,839,084.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,020.88
Offering Note	Covers Common Stock under the Strata Critical Medical, Inc. 2021 Omnibus Incentive Plan (the "Incentive Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, an indeterminate number of additional shares of Common Stock that may be offered and issued under the Incentive Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions. Fee is calculated pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act based on a price of $4.20 per share of Common Stock, which is the average of the high and low price per share of Common Stock as reported by the Nasdaq Capital Market on November 20, 2025.